UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Severn River Capital Management, LLC
Address: 12 Havemeyer Place
         First Floor
         Greenwich, CT  06830

13F File Number:  028-11087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christine Glick
Title:     Chief Financial Officer
Phone:     203-971-3600

Signature, Place, and Date of Signing:

 /s/    Christine Glick     Greenwich, CT     May 16, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $196,848 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMDOCS LTD                     ORD              G02602103    15888   550708 SH       SOLE                   550708        0        0
APPLE INC                      COM              037833100    35338   101400 SH  CALL SOLE                   101400        0        0
BIGBAND NETWORKS INC           COM              089750509     6084  2385734 SH       SOLE                  2385734        0        0
CHECK POINT SOFTWARE TECH LT   ORD              M22465104     7969   156110 SH       SOLE                   156110        0        0
CLEARWIRE CORP NEW             CL A             18538Q105     1105   197700 SH       SOLE                   197700        0        0
FIRST BANCORP P R              COM NEW          318672706     1158   231524 SH       SOLE                   231524        0        0
HOSPIRA INC                    COM              441060100     1822    33000 SH       SOLE                    33000        0        0
INTERDIGITAL INC               COM              45867G101    13542   283837 SH       SOLE                   283837        0        0
KRAFT FOODS INC                CL A             50075N104     9408   300000 SH       SOLE                   300000        0        0
MICROSOFT CORP                 COM              594918104    12967   510718 SH       SOLE                   510718        0        0
MYLAN INC                      COM              628530107     3739   165000 SH       SOLE                   165000        0        0
NOVATEL WIRELESS INC           COM NEW          66987M604    12119  2219512 SH       SOLE                  2219512        0        0
POPULAR INC                    COM              733174106    24270  8311720 SH       SOLE                  8311720        0        0
SOLARWINDS INC                 COM              83416B109    17509   746334 SH       SOLE                   746334        0        0
SOURCEFIRE INC                 COM              83616T108     7977   289981 SH       SOLE                   289981        0        0
TIME WARNER CABLE INC          COM              88732J207    22104   309842 SH       SOLE                   309842        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102     1992    40000 SH       SOLE                    40000        0        0
VIVUS INC                      COM              928551100     1857   300000 SH       SOLE                   300000        0        0